Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	48,930,212	48,930,212
Common Class A [Member] | Private Placement Warrants | Jaws Acquisition Corp [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive			33,533,333